UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report
for
Fidelity® Large Cap Stock Fund

July 31, 2008

1.804840.104

LCS-QTLY-0908

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.4%
Auto Components - 0.5%
Gentex Corp.	76,600	$ 1,184
Johnson Controls, Inc.	97,000	2,926
		4,110
Automobiles - 0.2%
Fiat SpA	112,100	1,929
Distributors - 1.0%
Li & Fung Ltd.	2,620,000	8,950
Household Durables - 2.6%
Centex Corp. (f)	651,000	9,557
KB Home (f)	444,345	7,816
Pulte Homes, Inc.	359,100	4,385
Whirlpool Corp.	14,400	1,090
		22,848
Media - 1.0%
Scripps Networks Interactive, Inc. Class A	57,000	2,311
Time Warner, Inc.	464,200	6,647
Viacom, Inc. Class B (non-vtg.) (a)	15,700	439
		9,397
Specialty Retail - 3.0%
Dick's Sporting Goods, Inc. (a)	64,000	1,123
Home Depot, Inc.	159,500	3,801
Lowe's Companies, Inc.	127,500	2,591
OfficeMax, Inc.	25,800	329
Staples, Inc. (f)	829,809	18,671
		26,515
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc. (a)	63,100	1,353
TOTAL CONSUMER DISCRETIONARY		75,102
CONSUMER STAPLES - 4.5%
Beverages - 1.0%
Diageo PLC sponsored ADR (f)	22,400	1,577
InBev SA	13,300	891
PepsiCo, Inc.	94,400	6,283
		8,751
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.8%
CVS Caremark Corp.	180,000	$ 6,570
Sysco Corp.	33,900	961
		7,531
Food Products - 2.2%
Cosan Ltd. Class A	134,800	1,767
Groupe Danone	113,000	8,381
Nestle SA (Reg.)	223,569	9,808
		19,956
Household Products - 0.3%
Energizer Holdings, Inc. (a)	31,200	2,226
Tobacco - 0.2%
Souza Cruz Industria Comerico	61,700	1,757
TOTAL CONSUMER STAPLES		40,221
ENERGY - 11.3%
Energy Equipment & Services - 3.4%
BJ Services Co.	164,964	4,850
Diamond Offshore Drilling, Inc.	22,500	2,684
Halliburton Co.	51,000	2,286
National Oilwell Varco, Inc. (a)	65,500	5,150
Petroleum Geo-Services ASA	69,900	1,613
Schlumberger Ltd. (NY Shares)	88,600	9,002
Smith International, Inc.	27,800	2,068
Transocean, Inc. (a)	22,875	3,112
		30,765
Oil, Gas & Consumable Fuels - 7.9%
Alpha Natural Resources, Inc. (a)	10,400	1,029
Comstock Resources, Inc. (a)	12,000	732
ConocoPhillips	168,590	13,760
Denbury Resources, Inc. (a)	139,400	3,923
Exxon Mobil Corp.	244,474	19,663
Forest Oil Corp. (a)	74,800	4,266
Hess Corp.	47,900	4,857
OAO Gazprom sponsored ADR	17,500	831
Occidental Petroleum Corp.	62,900	4,958
Plains Exploration & Production Co. (a)	97,494	5,457
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Range Resources Corp.	112,650	$ 5,470
Ultra Petroleum Corp. (a)	69,400	4,954
		69,900
TOTAL ENERGY		100,665
FINANCIALS - 16.7%
Capital Markets - 4.1%
Bank of New York Mellon Corp.	101,739	3,612
Greenhill & Co., Inc. (f)	31,700	1,947
Julius Baer Holding AG	53,602	3,399
KKR Private Equity Investors, LP	104,100	1,431
Merrill Lynch & Co., Inc.	69,300	1,847
Morgan Stanley	251,726	9,938
State Street Corp.	179,169	12,836
T. Rowe Price Group, Inc.	24,095	1,442
		36,452
Commercial Banks - 3.3%
Standard Chartered PLC (United Kingdom)	128,134	3,901
SunTrust Banks, Inc. (f)	80,300	3,297
Wachovia Corp. (f)	1,004,112	17,341
Wells Fargo & Co.	171,400	5,188
		29,727
Consumer Finance - 0.7%
Capital One Financial Corp. (f)	146,300	6,124
Diversified Financial Services - 6.1%
Bank of America Corp.	877,400	28,866
Bolsa de Mercadorias & Futuros - BM&F SA	315,800	2,785
Bovespa Holding SA	119,700	1,498
CIT Group, Inc.	277,700	2,355
Citigroup, Inc. (f)	165,200	3,088
CME Group, Inc.	7,800	2,809
Deutsche Boerse AG	22,000	2,505
JPMorgan Chase & Co.	247,619	10,061
JSE Ltd.	87,519	558
		54,525
Insurance - 1.8%
AMBAC Financial Group, Inc.	202,500	510
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
American International Group, Inc.	539,239	$ 14,047
XL Capital Ltd.	53,100	950
		15,507
Real Estate Management & Development - 0.6%
CB Richard Ellis Group, Inc. Class A (a)	338,500	4,756
Jones Lang LaSalle, Inc.	13,000	619
		5,375
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	247,900	431
TOTAL FINANCIALS		148,141
HEALTH CARE - 14.9%
Biotechnology - 3.9%
Alnylam Pharmaceuticals, Inc. (a)(f)	144,600	5,029
Cephalon, Inc. (a)	99,752	7,298
Cougar Biotechnology, Inc. (a)	18,900	636
CSL Ltd.	170,194	5,545
Genentech, Inc. (a)	64,796	6,172
Myriad Genetics, Inc. (a)	53,586	3,563
Vertex Pharmaceuticals, Inc. (a)	171,400	5,913
		34,156
Health Care Equipment & Supplies - 4.3%
Alcon, Inc.	16,900	2,914
C.R. Bard, Inc.	23,900	2,219
Gen-Probe, Inc. (a)	37,300	1,989
Heartware Ltd. (a)	400,216	185
Inverness Medical Innovations, Inc. (a)(f)	913,700	30,798
		38,105
Health Care Providers & Services - 2.5%
athenahealth, Inc. (f)	50,517	1,526
Coventry Health Care, Inc. (a)	38,800	1,372
Express Scripts, Inc. (a)	94,400	6,659
Humana, Inc. (a)	70,700	3,104
UnitedHealth Group, Inc.	124,400	3,493
WellPoint, Inc. (a)	122,400	6,420
		22,574
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 1.1%
Lonza Group AG	6,028	$ 874
QIAGEN NV (a)	339,000	6,370
Waters Corp. (a)	33,942	2,306
		9,550
Pharmaceuticals - 3.1%
Allergan, Inc.	176,001	9,140
Elan Corp. PLC sponsored ADR (a)	139,300	2,793
Merck & Co., Inc.	329,928	10,855
Schering-Plough Corp.	238,800	5,034
		27,822
TOTAL HEALTH CARE		132,207
INDUSTRIALS - 16.3%
Aerospace & Defense - 3.8%
General Dynamics Corp.	50,200	4,475
Honeywell International, Inc.	541,300	27,520
Raytheon Co.	38,600	2,197
		34,192
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	13,500	651
United Parcel Service, Inc. Class B	110,500	6,970
		7,621
Commercial Services & Supplies - 0.6%
Allied Waste Industries, Inc. (a)	96,000	1,162
CoStar Group, Inc. (a)(f)	52,800	2,634
Fuel Tech, Inc. (a)	70,600	1,308
		5,104
Electrical Equipment - 4.8%
Alstom SA	59,100	6,615
Cooper Industries Ltd. Class A	58,300	2,459
Evergreen Solar, Inc. (a)(f)	495,274	4,626
Q-Cells AG (a)(f)	83,000	8,041
Renewable Energy Corp. AS (a)	106,000	3,070
Saft Groupe SA	44,100	1,736
SolarWorld AG	130,300	6,073
Sunpower Corp. Class A (a)	47,400	3,734
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(f)	193,757	6,483
		42,837
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 3.0%
General Electric Co.	559,608	$ 15,831
Siemens AG sponsored ADR	87,600	10,633
		26,464
Machinery - 2.7%
Cummins, Inc.	48,400	3,211
Danaher Corp.	72,400	5,767
Eaton Corp.	41,500	2,948
Illinois Tool Works, Inc.	95,700	4,484
PACCAR, Inc.	15,900	669
SPX Corp.	41,200	5,223
Vallourec SA	4,600	1,370
		23,672
Road & Rail - 0.3%
Landstar System, Inc.	45,300	2,291
Trading Companies & Distributors - 0.3%
Watsco, Inc. (f)	61,100	3,047
TOTAL INDUSTRIALS		145,228
INFORMATION TECHNOLOGY - 19.6%
Communications Equipment - 5.8%
Cisco Systems, Inc. (a)	1,038,500	22,837
Corning, Inc.	406,050	8,125
Juniper Networks, Inc. (a)	230,500	6,000
Nokia Corp. sponsored ADR	75,600	2,065
QUALCOMM, Inc.	223,600	12,374
		51,401
Computers & Peripherals - 3.6%
Apple, Inc. (a)	74,300	11,810
EMC Corp. (a)	336,523	5,051
Hewlett-Packard Co.	240,900	10,792
NCR Corp. (a)	165,700	4,451
		32,104
Electronic Equipment & Instruments - 0.8%
Arrow Electronics, Inc. (a)	81,000	2,610
Everlight Electronics Co. Ltd.	119,339	316
Hon Hai Precision Industry Co. Ltd. (Foxconn)	884,000	4,272
		7,198
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 1.7%
Google, Inc. Class A (sub. vtg.) (a)	30,013	$ 14,219
Omniture, Inc. (a)	41,500	720
		14,939
IT Services - 2.3%
Cognizant Technology Solutions Corp. Class A (a)	348,102	9,771
Satyam Computer Services Ltd. sponsored ADR	168,300	3,592
The Western Union Co.	209,200	5,782
Visa, Inc.	15,000	1,096
		20,241
Semiconductors & Semiconductor Equipment - 4.1%
ARM Holdings PLC sponsored ADR	562,400	3,189
ASML Holding NV (NY Shares)	184,900	4,214
Intel Corp.	553,741	12,288
Lam Research Corp. (a)	139,600	4,591
National Semiconductor Corp.	202,300	4,238
NVIDIA Corp. (a)	89,000	1,018
Taiwan Semiconductor Manufacturing Co. Ltd.	1,344,397	2,429
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	272,922	2,593
Varian Semiconductor Equipment Associates, Inc. (a)	64,900	1,896
		36,456
Software - 1.3%
Adobe Systems, Inc. (a)	121,800	5,036
Autonomy Corp. PLC (a)	253,303	5,337
Salesforce.com, Inc. (a)	21,800	1,391
		11,764
TOTAL INFORMATION TECHNOLOGY		174,103
MATERIALS - 2.7%
Chemicals - 1.0%
Albemarle Corp.	155,400	6,050
Calgon Carbon Corp. (a)	7,677	146
W.R. Grace & Co. (a)	101,400	2,613
		8,809
Metals & Mining - 1.7%
Alcoa, Inc.	91,800	3,098
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Timminco Ltd. (a)(f)	386,700	$ 9,140
United States Steel Corp.	17,300	2,774
		15,012
TOTAL MATERIALS		23,821
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	160,700	4,951
Verizon Communications, Inc.	344,230	11,718
		16,669
Wireless Telecommunication Services - 0.4%
American Tower Corp. Class A (a)	80,389	3,368
TOTAL TELECOMMUNICATION SERVICES		20,037
UTILITIES - 1.8%
Electric Utilities - 0.8%
Entergy Corp.	35,600	3,806
Exelon Corp.	19,700	1,549
FPL Group, Inc.	21,500	1,387
		6,742
Independent Power Producers & Energy Traders - 1.0%
Clipper Windpower PLC (a)	65,200	524
Constellation Energy Group, Inc.	66,000	5,489
NRG Energy, Inc. (a)	85,999	3,121
		9,134
TOTAL UTILITIES		15,876
TOTAL COMMON STOCKS (Cost $880,223)		875,401
Convertible Preferred Stocks - 0.6%

FINANCIALS - 0.6%
Capital Markets - 0.2%
Lehman Brothers Holdings, Inc. Series P, 7.25%	2,700	1,755
Commercial Banks - 0.1%
Wachovia Corp. 7.50%	1,200	1,051
Convertible Preferred Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 0.1%
CIT Group, Inc. Series C, 8.75%	9,000	$ 422
Thrifts & Mortgage Finance - 0.2%
Fannie Mae 8.75%	79,700	1,933
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $6,772)		5,161
Convertible Bonds - 0.0%
	Principal Amount (000s)
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Calpine Corp.:
0% 9/30/14 (d)(e)	$ 1,360	170
7.75% 6/1/15 (d)	2,950	316
		486
TOTAL CONVERTIBLE BONDS (Cost $1,375)		486
Money Market Funds - 8.9%
	Shares
Fidelity Cash Central Fund, 2.35% (b)	5,502,986	5,503
Fidelity Securities Lending Cash Central Fund, 2.37% (b)(c)	73,458,212	73,458
TOTAL MONEY MARKET FUNDS (Cost $78,961)		78,961
TOTAL INVESTMENT PORTFOLIO - 107.9% (Cost $967,331)		960,009
NET OTHER ASSETS - (7.9)%		(70,628)
NET ASSETS - 100%		$ 889,381
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 12
Fidelity Securities Lending Cash Central Fund	395
Total	$ 407
Other Information

The following is a summary of the inputs used, as of July 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 960,009	$ 881,594	$ 78,415	$ -
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities (Amounts in thousands)
Beginning Balance	$ 170
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	(170)
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $976,030,000. Net unrealized depreciation aggregated $16,021,000, of which $90,489,000 related to appreciated investment securities and $106,510,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Mid Cap Stock Fund

July 31, 2008

1.804824.104

MCS-QTLY-0908

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 5.7%
Automobiles - 0.1%
Fleetwood Enterprises, Inc. (a)(d)	3,521,311	$ 9,965
Hotels, Restaurants & Leisure - 0.5%
Gaylord Entertainment Co. (a)(d)	500,000	15,020
Morgans Hotel Group Co. (a)(d)(e)	3,000,000	43,470
		58,490
Household Durables - 1.2%
Champion Enterprises, Inc. (a)(d)(e)	5,000,000	19,750
Whirlpool Corp. (d)	1,750,000	132,475
		152,225
Internet & Catalog Retail - 0.5%
Blue Nile, Inc. (a)(d)(e)	1,500,000	57,780
Media - 2.2%
Eros International PLC (a)	5,000,000	31,803
Grupo Televisa SA de CV (CPO) sponsored ADR	7,500,000	168,675
JumpTV, Inc. (e)	4,087,100	3,952
National CineMedia, Inc. (e)	4,800,000	61,392
		265,822
Specialty Retail - 0.8%
Eddie Bauer Holdings, Inc. (a)(d)	1,424,900	7,930
Staples, Inc.	4,000,000	90,000
		97,930
Textiles, Apparel & Luxury Goods - 0.4%
Hanesbrands, Inc. (a)(d)	2,250,000	48,240
TOTAL CONSUMER DISCRETIONARY		690,452
CONSUMER STAPLES - 1.7%
Food & Staples Retailing - 1.3%
CVS Caremark Corp.	4,000,000	146,000
Rite Aid Corp. (a)(d)	15,000,000	19,200
		165,200
Food Products - 0.4%
Hain Celestial Group, Inc. (a)	1,750,000	45,745
TOTAL CONSUMER STAPLES		210,945
ENERGY - 19.6%
Energy Equipment & Services - 4.1%
National Oilwell Varco, Inc. (a)	1,500,000	117,945
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Noble Corp.	2,000,000	$ 103,740
North American Energy Partners, Inc. (a)(e)	3,000,000	54,270
Pride International, Inc. (a)	2,000,037	77,521
Transocean, Inc. (a)	1,000,000	136,030
		489,506
Oil, Gas & Consumable Fuels - 15.5%
Arch Coal, Inc. (d)	5,500,000	309,705
Comstock Resources, Inc. (a)	750,000	45,758
CONSOL Energy, Inc.	1,750,000	130,183
Foundation Coal Holdings, Inc.	1,700,000	100,980
Hess Corp.	1,200,000	121,680
Massey Energy Co. (d)(e)	4,500,000	334,125
Newfield Exploration Co. (a)	1,250,000	61,225
OAO Gazprom sponsored ADR	2,000,000	95,000
OPTI Canada, Inc. (a)	4,000,000	75,949
Peabody Energy Corp.	4,000,000	270,600
Plains Exploration & Production Co. (a)	1,500,000	83,955
Ultra Petroleum Corp. (a)	2,400,000	171,312
Uranium One, Inc. (a)	2,536,700	9,068
Valero Energy Corp.	2,000,000	66,820
Western Refining, Inc. (d)	869,354	6,920
		1,883,280
TOTAL ENERGY		2,372,786
FINANCIALS - 3.3%
Capital Markets - 0.7%
Julius Baer Holding AG	1,400,000	88,773
Commercial Banks - 0.2%
Wintrust Financial Corp. (e)	1,226,250	25,322
Insurance - 1.3%
Axis Capital Holdings Ltd.	844,300	26,747
Everest Re Group Ltd.	900,000	73,620
Montpelier Re Holdings Ltd.	3,500,000	54,950
		155,317
Real Estate Investment Trusts - 0.9%
Annaly Capital Management, Inc.	6,999,900	105,488
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.2%
Indiabulls Real Estate Ltd.	3,315,820	$ 22,334
TOTAL FINANCIALS		397,234
HEALTH CARE - 14.3%
Biotechnology - 1.5%
Celgene Corp. (a)	1,000,000	75,490
Cephalon, Inc. (a)(d)	1,500,000	109,740
		185,230
Health Care Equipment & Supplies - 5.2%
Align Technology, Inc. (a)(d)	3,000,000	30,030
Covidien Ltd.	2,500,000	123,100
Masimo Corp.	1,500,000	56,655
Mentor Corp. (d)(e)	1,750,000	43,418
St. Jude Medical, Inc. (a)	8,000,000	372,642
		625,845
Health Care Providers & Services - 5.0%
Express Scripts, Inc. (a)	1,500,000	105,810
Henry Schein, Inc. (a)	1,500,000	80,340
Humana, Inc. (a)	3,000,000	131,730
McKesson Corp.	1,200,000	67,188
Medco Health Solutions, Inc. (a)	3,500,000	173,530
Pediatrix Medical Group, Inc. (a)	1,000,000	48,650
		607,248
Health Care Technology - 0.9%
IMS Health, Inc.	5,000,000	104,500
Life Sciences Tools & Services - 0.6%
Covance, Inc. (a)	850,000	78,030
Pharmaceuticals - 1.1%
Allergan, Inc.	2,500,000	129,825
TOTAL HEALTH CARE		1,730,678
INDUSTRIALS - 10.1%
Aerospace & Defense - 0.8%
Precision Castparts Corp.	400,000	37,372
Rockwell Collins, Inc.	1,250,000	62,113
		99,485
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 4.1%
Allied Waste Industries, Inc. (a)	15,000,000	$ 181,500
American Reprographics Co. (a)(d)	962,467	15,409
Casella Waste Systems, Inc. Class A (a)(e)	2,400,000	31,008
CDI Corp. (e)	2,000,000	41,160
CoStar Group, Inc. (a)(e)	1,750,000	87,308
Waste Management, Inc.	4,000,000	142,160
		498,545
Construction & Engineering - 1.2%
Fluor Corp.	1,000,000	81,350
MasTec, Inc. (a)(e)	5,000,000	71,750
		153,100
Electrical Equipment - 1.0%
Alstom SA	600,000	67,160
Prysmian SpA	2,127,523	52,473
		119,633
Industrial Conglomerates - 1.3%
Walter Industries, Inc.	1,500,000	157,305
Machinery - 0.7%
Pall Corp.	2,000,000	80,840
Road & Rail - 0.7%
Landstar System, Inc.	1,596,960	80,774
Transportation Infrastructure - 0.3%
Mundra Port and SEZ Ltd.	3,000,000	40,816
TOTAL INDUSTRIALS		1,230,498
INFORMATION TECHNOLOGY - 24.9%
Communications Equipment - 6.8%
Adtran, Inc.	3,000,000	67,080
Ciena Corp. (a)(d)	3,500,000	72,345
Comverse Technology, Inc. (a)(e)	17,500,000	262,150
Finisar Corp. (a)(d)	15,000,000	20,100
Infinera Corp. (d)	2,976,322	33,513
Juniper Networks, Inc. (a)	10,000,000	260,300
QUALCOMM, Inc.	2,000,000	110,680
		826,168
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 1.9%
NCR Corp. (a)	8,000,000	$ 214,880
Western Digital Corp. (a)	300,500	8,651
		223,531
Electronic Equipment & Instruments - 4.4%
Agilent Technologies, Inc. (a)	3,000,000	108,180
Arrow Electronics, Inc. (a)	2,500,000	80,550
Benchmark Electronics, Inc. (a)	2,500,000	36,600
Flextronics International Ltd. (a)	35,000,000	312,550
		537,880
Internet Software & Services - 2.1%
Equinix, Inc. (a)	800,000	65,088
GSI Commerce, Inc. (a)(d)(e)	4,650,000	70,866
Move, Inc. (a)(e)	15,500,000	36,115
SAVVIS, Inc. (a)(d)(e)	5,250,000	84,683
		256,752
IT Services - 2.0%
Genpact Ltd.	3,815,029	50,587
Telvent GIT SA (e)	2,750,000	66,000
Unisys Corp. (a)	10,000,000	36,900
Visa, Inc.	700,000	51,142
WNS Holdings Ltd. ADR (a)	2,500,000	42,500
		247,129
Office Electronics - 0.3%
Xerox Corp.	3,000,000	40,920
Semiconductors & Semiconductor Equipment - 6.9%
Altera Corp.	4,000,000	87,800
Applied Micro Circuits Corp. (a)(e)	6,478,900	50,276
Broadcom Corp. Class A (a)	3,000,000	72,870
Integrated Device Technology, Inc. (a)	4,000,000	40,080
Marvell Technology Group Ltd. (a)	12,000,000	177,480
Microchip Technology, Inc. (d)	4,000,000	127,720
NVIDIA Corp. (a)	4,000,000	45,760
ON Semiconductor Corp. (a)	9,000,000	84,510
PMC-Sierra, Inc. (a)(d)	10,000,000	72,400
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	8,000,000	76,000
		834,896
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 0.5%
TIBCO Software, Inc. (a)	6,500,000	$ 53,365
TOTAL INFORMATION TECHNOLOGY		3,020,641
MATERIALS - 11.7%
Chemicals - 4.5%
Agrium, Inc.	2,000,000	175,768
Airgas, Inc.	1,611,400	92,301
Chemtura Corp.	6,000,000	39,120
Monsanto Co.	2,000,000	238,220
		545,409
Metals & Mining - 7.2%
Agnico-Eagle Mines Ltd.	2,000,000	109,586
Commercial Metals Co.	1,500,000	44,775
Gold Fields Ltd. sponsored ADR	7,500,000	88,575
Newcrest Mining Ltd.	4,000,000	111,039
Reliance Steel & Aluminum Co.	2,000,000	126,320
Silver Wheaton Corp. (a)	5,000,000	64,218
Timminco Ltd. (a)(d)	3,500,000	82,727
United States Steel Corp.	1,500,000	240,540
		867,780
TOTAL MATERIALS		1,413,189
TELECOMMUNICATION SERVICES - 6.2%
Diversified Telecommunication Services - 6.2%
Global Crossing Ltd. (a)(e)	5,500,000	90,805
Level 3 Communications, Inc. (a)(d)	50,000,000	170,000
PAETEC Holding Corp. (a)	6,000,000	35,340
Qwest Communications International, Inc. (d)	60,000,000	229,800
tw telecom, inc. (a)(e)	14,500,000	231,710
		757,655
TOTAL COMMON STOCKS (Cost $10,872,630)		11,824,078
Money Market Funds - 5.7%
	Shares	Value (000s)
Fidelity Cash Central Fund, 2.35% (b)	162,786,256	$ 162,786
Fidelity Securities Lending Cash Central Fund, 2.37% (b)(c)	535,707,124	535,707
TOTAL MONEY MARKET FUNDS (Cost $698,493)		698,493
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $11,571,123)		12,522,571
NET OTHER ASSETS - (3.2)%		(390,173)
NET ASSETS - 100%		$ 12,132,398
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,067
Fidelity Securities Lending Cash Central Fund	2,396
Total	$ 3,463
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
American Reprographics Co.	$ 47,610	$ -	$ 35,805	$ -	$ -
Applied Micro Circuits Corp.	48,180	8,234	-	-	50,276
Blue Nile, Inc.	74,505	23,053	22,898	-	57,780
Casella Waste Systems, Inc. Class A	26,034	-	522	-	31,008
CDI Corp.	54,400	-	-	260	41,160
Champion Enterprises, Inc.	51,600	-	-	-	19,750
Cogent Communications Group, Inc.	52,525	-	43,613	-	-
Comverse Technology, Inc.	279,200	22,556	-	-	262,150
CoStar Group, Inc.	83,913	-	-	-	87,308
Fleetwood Enterprises, Inc.	20,700	-	6,384	-	-
Global Crossing Ltd.	83,600	8,578	-	-	90,805
GSI Commerce, Inc.	64,728	-	-	-	70,866
Hain Celestial Group, Inc.	59,232	-	17,225	-	-
JumpTV, Inc.	3,871	-	277	-	3,952
Massey Energy Co.	235,485	-	-	225	334,125
MasTec, Inc.	40,950	-	-	-	71,750
Mentor Corp.	51,223	-	-	350	43,418
Morgans Hotel Group Co.	41,970	-	-	-	43,470
Move, Inc.	48,825	-	-	-	36,115
National CineMedia, Inc.	91,968	-	-	720	61,392
North American Energy Partners, Inc.	48,540	-	-	-	54,270
PMC-Sierra, Inc.	91,298	-	14,181	-	-
SAVVIS, Inc.	76,913	-	-	-	84,683
Telvent GIT SA	75,735	-	-	1,262	66,000
Time Warner Telecom, Inc. Class A (sub. vtg.)	235,200	-	-	-	-
tw telecom, inc.	-	39,705	-	-	231,710
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Visteon Corp.	$ 30,380	$ -	$ 30,648	$ -	$ -
Western Refining, Inc.	35,035	-	25,228	-	-
Wintrust Financial Corp.	38,897	-	-	-	25,322
Total	$ 2,092,517	$ 102,126	$ 196,781	$ 2,817	$ 1,767,310
Other Information

The following is a summary of the inputs used, as of July 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 12,522,571	$ 12,282,362	$ 240,209	$ -
Income Tax Information

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $11,573,396,000. Net unrealized appreciation aggregated $949,175,000, of which $2,495,641,000 related to appreciated investment securities and $1,546,466,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Small Cap Retirement
Fund

July 31, 2008

1.804843.104

SMR-QTLY-0908

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
CONSUMER DISCRETIONARY - 13.6%
Household Durables - 5.8%
Ethan Allen Interiors, Inc. (d)	80,000	$ 2,008,000
M.D.C. Holdings, Inc.	39,500	1,640,040
M/I Homes, Inc.	90,200	1,709,290
Meritage Homes Corp. (a)(d)	205,000	3,700,250
		9,057,580
Specialty Retail - 7.8%
Lithia Motors, Inc. Class A (sub. vtg.)	154,658	719,160
The Men's Wearhouse, Inc.	176,400	3,512,124
Tsutsumi Jewelry Co. Ltd.	218,600	4,376,458
USS Co. Ltd.	51,000	3,417,648
		12,025,390
TOTAL CONSUMER DISCRETIONARY		21,082,970
CONSUMER STAPLES - 4.9%
Food & Staples Retailing - 1.5%
The Pantry, Inc. (a)	139,200	2,225,808
Food Products - 0.9%
Marine Harvest ASA (a)(d)	1,958,000	1,387,179
Personal Products - 2.5%
Nutraceutical International Corp. (a)	319,031	3,895,369
TOTAL CONSUMER STAPLES		7,508,356
ENERGY - 5.1%
Energy Equipment & Services - 2.0%
Superior Energy Services, Inc. (a)	64,100	3,040,263
Oil, Gas & Consumable Fuels - 3.1%
Mariner Energy, Inc. (a)	130,530	3,453,824
Western Refining, Inc.	172,100	1,369,916
		4,823,740
TOTAL ENERGY		7,864,003
FINANCIALS - 19.9%
Commercial Banks - 4.9%
Associated Banc-Corp.	120,000	2,002,800
City National Corp.	82,000	4,028,660
Intervest Bancshares Corp. Class A	196,178	1,518,418
		7,549,878
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 1.7%
KKR Financial Holdings LLC	260,000	$ 2,670,200
Insurance - 5.8%
Aspen Insurance Holdings Ltd.	182,106	4,623,667
IPC Holdings Ltd.	73,200	2,349,720
Max Capital Group Ltd.	85,000	1,994,950
		8,968,337
Real Estate Investment Trusts - 3.5%
CapitalSource, Inc.	250,000	2,905,000
Franklin Street Properties Corp.	207,300	2,543,571
		5,448,571
Thrifts & Mortgage Finance - 4.0%
Farmer Mac Class C (non-vtg.)	67,018	1,920,736
Washington Federal, Inc.	224,700	4,179,420
		6,100,156
TOTAL FINANCIALS		30,737,142
HEALTH CARE - 10.9%
Health Care Providers & Services - 7.7%
American Dental Partners, Inc. (a)	230,000	2,348,300
NightHawk Radiology Holdings, Inc. (a)	306,786	2,561,663
Pediatrix Medical Group, Inc. (a)	83,300	4,052,545
PSS World Medical, Inc. (a)	175,000	2,933,000
		11,895,508
Pharmaceuticals - 3.2%
Endo Pharmaceuticals Holdings, Inc. (a)	108,800	2,518,720
Perrigo Co.	71,100	2,504,853
		5,023,573
TOTAL HEALTH CARE		16,919,081
INDUSTRIALS - 13.1%
Commercial Services & Supplies - 8.5%
Copart, Inc. (a)	54,000	2,368,440
HNI Corp. (d)	188,500	4,081,025
Knoll, Inc.	140,000	2,161,600
United Stationers, Inc. (a)	118,000	4,522,940
		13,134,005
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 4.6%
Frozen Food Express Industries, Inc.	410,497	$ 2,930,949
Landstar System, Inc.	37,500	1,896,750
P.A.M. Transportation Services, Inc. (a)	171,000	2,257,200
		7,084,899
TOTAL INDUSTRIALS		20,218,904
INFORMATION TECHNOLOGY - 19.0%
Communications Equipment - 2.4%
RADWARE Ltd. (a)	220,978	1,823,069
ViaSat, Inc. (a)	80,000	1,842,400
		3,665,469
Electronic Equipment & Instruments - 7.0%
Diploma PLC	650,000	2,053,312
Macnica, Inc.	170,700	2,183,391
Ryoyo Electro Corp.	244,300	2,556,444
SMART Modular Technologies (WWH), Inc. (a)	614,900	2,404,259
SYNNEX Corp. (a)	70,800	1,653,888
		10,851,294
Internet Software & Services - 4.3%
DealerTrack Holdings, Inc. (a)	125,000	1,947,500
j2 Global Communications, Inc. (a)	68,579	1,643,839
LoopNet, Inc. (a)(d)	269,378	3,060,134
		6,651,473
IT Services - 2.3%
Wright Express Corp. (a)	135,000	3,584,250
Semiconductors & Semiconductor Equipment - 3.0%
Miraial Co. Ltd.	115,300	2,420,563
Skyworks Solutions, Inc. (a)	230,000	2,175,800
		4,596,363
TOTAL INFORMATION TECHNOLOGY		29,348,849
MATERIALS - 5.4%
Chemicals - 3.5%
Spartech Corp.	336,200	3,398,982
Zep, Inc.	114,300	1,951,101
		5,350,083
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 1.9%
Myers Industries, Inc.	270,000	$ 3,024,000
TOTAL MATERIALS		8,374,083
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.4%
Shenandoah Telecommunications Co.	242,726	3,662,735
UTILITIES - 2.7%
Gas Utilities - 2.7%
Southwest Gas Corp.	144,012	4,161,947
TOTAL COMMON STOCKS (Cost $151,423,122)		149,878,070
Nonconvertible Preferred Stocks - 1.7%

CONSUMER DISCRETIONARY - 1.7%
Household Durables - 1.7%
M/I Homes, Inc. Series A, 9.75%	165,773	2,569,482
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,053,373)		2,569,482
Money Market Funds - 6.6%

Fidelity Cash Central Fund, 2.35% (b)	2,091,569	2,091,569
Fidelity Securities Lending Cash Central Fund, 2.37% (b)(c)	8,195,100	8,195,100
TOTAL MONEY MARKET FUNDS (Cost $10,286,669)		10,286,669
TOTAL INVESTMENT PORTFOLIO - 105.3% (Cost $163,763,164)		162,734,221
NET OTHER ASSETS - (5.3)%		(8,165,610)
NET ASSETS - 100%		$ 154,568,611
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 18,206
Fidelity Securities Lending Cash Central Fund	43,624
Total	$ 61,830
Other Information

The following is a summary of the inputs used, as of July 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 162,734,221	$ 159,293,730	$ 3,440,491	$ -
Income Tax Information

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $164,385,615. Net unrealized depreciation aggregated $1,651,394, of which $13,029,298 related to appreciated investment securities and $14,680,692 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Small Cap Stock Fund

July 31, 2008

1.804879.104

SLC-QTLY-0908

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.4%
Auto Components - 0.3%
Amerigon, Inc. (a)(e)	1,705,800	$ 11,292
Hotels, Restaurants & Leisure - 0.5%
Denny's Corp. (a)	4,457,207	11,500
Famous Dave's of America, Inc. (a)(e)	939,945	7,980
		19,480
Household Durables - 0.9%
DEI Holdings, Inc. (a)(e)	1,964,393	3,457
Ethan Allen Interiors, Inc.	360,300	9,044
Stanley Furniture Co., Inc.	453,660	3,856
Whirlpool Corp.	226,400	17,138
		33,495
Internet & Catalog Retail - 0.2%
Wotif.com Holdings Ltd.	2,074,646	6,193
Media - 6.8%
Carmike Cinemas, Inc. (e)	1,283,055	8,417
Cinemark Holdings, Inc. (d)	2,377,773	34,858
Focus Media Holding Ltd. ADR (a)(d)	813,000	24,154
Informa PLC	1,400,000	12,059
Ipsos SA	550,000	19,199
Live Nation, Inc. (a)(d)	1,557,063	19,650
Medialink Worldwide, Inc. (a)(d)	287,421	175
National CineMedia, Inc.	564,685	7,222
New Frontier Media, Inc. (e)	2,007,212	6,704
Playboy Enterprises, Inc. Class B (non-vtg.) (a)(e)	2,250,496	10,510
Regal Entertainment Group Class A (d)	2,495,493	41,550
Sinclair Broadcast Group, Inc. Class A (d)	2,282,862	17,418
Sirius Satellite Radio, Inc. (a)	8,617,111	13,787
Virgin Media, Inc. (d)	4,148,750	46,549
		262,252
Specialty Retail - 1.9%
Advance Auto Parts, Inc.	424,776	17,454
Casual Male Retail Group, Inc. (a)(d)	986,423	4,005
Fourlis Holdings SA	438,791	11,659
Shoe Carnival, Inc. (a)(e)	927,670	14,193
The Game Group PLC	2,051,928	10,384
The Men's Wearhouse, Inc.	795,949	15,847
		73,542
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.8%
Gildan Activewear, Inc. (a)	1,185,540	$ 30,152
TOTAL CONSUMER DISCRETIONARY		436,406
CONSUMER STAPLES - 5.0%
Food & Staples Retailing - 2.1%
Delhaize Group SA	599,800	32,924
The Great Atlantic & Pacific Tea Co. (a)	1,696,100	26,985
Whole Foods Market, Inc. (d)	900,000	19,953
		79,862
Food Products - 2.9%
Chiquita Brands International, Inc. (a)(d)(e)	3,478,970	53,402
Fresh Del Monte Produce, Inc. (a)	1,600,000	33,728
Green Mountain Coffee Roasters, Inc. (a)	373,536	13,578
Ralcorp Holdings, Inc. (a)	200,000	10,792
		111,500
TOTAL CONSUMER STAPLES		191,362
ENERGY - 5.8%
Energy Equipment & Services - 4.0%
Atwood Oceanics, Inc. (a)	540,000	24,791
BJ Services Co.	843,677	24,804
ENGlobal Corp. (a)(d)(e)	1,584,460	19,552
Exterran Holdings, Inc. (a)	69,134	3,902
Hornbeck Offshore Services, Inc. (a)	499,501	22,268
NATCO Group, Inc. Class A (a)	399,304	19,027
Parker Drilling Co. (a)	1,694,893	13,678
Superior Energy Services, Inc. (a)	550,000	26,087
		154,109
Oil, Gas & Consumable Fuels - 1.8%
Cabot Oil & Gas Corp.	200,200	8,811
Denbury Resources, Inc. (a)	500,000	14,070
Holly Corp.	470,669	13,452
Petrobank Energy & Resources Ltd. (a)	486,400	19,573
Quicksilver Gas Services LP (e)	626,900	13,184
		69,090
TOTAL ENERGY		223,199
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 2.8%
Capital Markets - 0.7%
Fortress Investment Group LLC (d)	459,400	$ 5,448
GLG Partners, Inc. (d)	1,176,057	10,855
GLG Partners, Inc. warrants 12/28/11 (a)	3,663,800	10,405
		26,708
Diversified Financial Services - 0.9%
Babcock & Brown Ltd. (d)	5,389,985	33,295
Insurance - 1.0%
Allied World Assurance Co. Holdings Ltd.	284,200	11,826
AMBAC Financial Group, Inc. (d)	700,000	1,764
Endurance Specialty Holdings Ltd.	461,000	14,107
Montpelier Re Holdings Ltd.	599,400	9,411
		37,108
Real Estate Management & Development - 0.2%
Unite Group PLC	2,394,300	9,366
TOTAL FINANCIALS		106,477
HEALTH CARE - 9.1%
Biotechnology - 2.2%
Alkermes, Inc. (a)	1,291,800	20,346
Myriad Genetics, Inc. (a)(d)	796,044	52,937
ONYX Pharmaceuticals, Inc. (a)	250,000	10,125
		83,408
Health Care Equipment & Supplies - 1.0%
RTI Biologics, Inc. (a)	2,012,390	16,683
Zoll Medical Corp. (a)	652,196	20,544
		37,227
Health Care Technology - 0.6%
Eclipsys Corp. (a)	1,062,021	23,418
Life Sciences Tools & Services - 4.6%
Covance, Inc. (a)	169,793	15,587
Exelixis, Inc. (a)	1,574,626	11,022
ICON PLC sponsored ADR (a)	693,975	55,754
Medtox Scientific, Inc. (a)(e)	833,221	12,032
PAREXEL International Corp. (a)	2,197,716	64,239
QIAGEN NV (a)	1,000,000	18,790
		177,424
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 0.7%
Alpharma, Inc. Class A (a)(d)	757,797	$ 17,210
Renovo Group PLC (a)(e)	10,920,310	10,295
		27,505
TOTAL HEALTH CARE		348,982
INDUSTRIALS - 31.8%
Aerospace & Defense - 0.2%
AAR Corp. (a)(d)	499,707	8,590
Air Freight & Logistics - 2.5%
Forward Air Corp. (d)(e)	2,301,543	84,213
UTI Worldwide, Inc.	598,725	10,891
		95,104
Airlines - 0.1%
JetBlue Airways Corp. (a)	1,000,000	5,270
Building Products - 0.5%
Ameron International Corp.	146,793	18,979
Commercial Services & Supplies - 9.5%
Copart, Inc. (a)	449,563	19,718
Corrections Corp. of America (a)	1,416,443	39,703
Diamond Management & Technology Consultants, Inc.	1,158,741	6,130
Huron Consulting Group, Inc. (a)(d)	807,055	42,096
InnerWorkings, Inc. (a)(d)(e)	4,206,049	49,043
Interface, Inc. Class A	824,938	9,776
Navigant Consulting, Inc. (a)	1,161,692	21,468
On Assignment, Inc. (a)	1,054,509	8,995
Team, Inc. (a)	777,816	28,398
The Geo Group, Inc. (a)(e)	3,763,198	90,467
Waste Connections, Inc. (a)(d)	787,860	28,670
Waste Services, Inc. (a)	1,993,577	18,879
		363,343
Construction & Engineering - 1.9%
Bird Construction Income Fund	475,298	18,931
Impregilo SpA (a)	5,435,500	26,833
Orion Marine Group, Inc. (a)(d)	999,590	13,844
Outotec Oyj	300,000	15,280
		74,888
Electrical Equipment - 4.3%
American Superconductor Corp. (a)(d)	564,683	22,299
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
BYD Co. Ltd. (H Shares)	17,500,000	$ 17,833
China High Speed Transmission Equipment Group Co. Ltd.	9,000,000	17,073
JA Solar Holdings Co. Ltd. ADR (a)	600,000	9,102
Renewable Energy Corp. AS (a)	1,005,800	29,128
Vestas Wind Systems AS (a)	353,000	46,037
Xantrex Technology, Inc. (a)(e)	1,763,800	25,324
		166,796
Machinery - 1.3%
GEA Group AG	540,000	17,767
Hansen Transmission International NV	4,429,600	27,550
Kverneland ASA (a)	1,585,430	3,776
		49,093
Road & Rail - 11.1%
Celadon Group, Inc. (a)(e)	2,376,315	31,439
Con-way, Inc.	1,580,046	79,887
Frozen Food Express Industries, Inc. (e)	1,743,240	12,447
Heartland Express, Inc. (d)	1,048,922	17,874
J.B. Hunt Transport Services, Inc. (d)	344,544	12,741
Knight Transportation, Inc. (d)(e)	4,519,559	85,510
Landstar System, Inc.	366,300	18,527
Marten Transport Ltd. (a)(e)	1,928,932	40,160
Old Dominion Freight Lines, Inc. (a)	1,031,533	37,857
P.A.M. Transportation Services, Inc. (a)(e)	606,474	8,005
Quality Distribution, Inc. (a)(e)	1,330,775	4,059
Ryder System, Inc. (d)	239,100	15,771
TransForce, Inc.	1,930,500	15,084
Universal Truckload Services, Inc. (a)	759,314	18,922
Vitran Corp., Inc. (a)	158,591	2,625
YRC Worldwide, Inc. (a)(d)	1,505,200	25,438
		426,346
Trading Companies & Distributors - 0.4%
Rush Enterprises, Inc.:
Class A (a)	661,537	7,469
Class B (a)	593,054	6,446
		13,915
TOTAL INDUSTRIALS		1,222,324
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 26.4%
Communications Equipment - 0.6%
Alliance Fiber Optic Products, Inc. (a)(e)	2,679,966	$ 3,752
Avanex Corp. (a)	4,762,844	3,096
Oplink Communications, Inc. (a)(e)	1,603,935	17,435
		24,283
Computers & Peripherals - 0.4%
TPV Technology Ltd.	27,500,000	14,135
Electronic Equipment & Instruments - 6.3%
Avnet, Inc. (a)	847,900	23,114
DDi Corp. (a)(e)	1,745,614	10,386
HannStar Display Corp. (a)	61,315,000	18,297
Ingram Micro, Inc. Class A (a)	3,016,444	55,593
Itron, Inc. (a)	484,500	44,734
Jabil Circuit, Inc.	2,478,105	40,294
LEM Holding SA	27,295	7,212
Meadville Holdings Ltd.	37,047,000	8,310
SMART Modular Technologies (WWH), Inc. (a)(e)	5,014,067	19,605
SYNNEX Corp. (a)(d)	657,064	15,349
		242,894
Internet Software & Services - 1.7%
Art Technology Group, Inc. (a)	5,460,292	20,039
CryptoLogic Ltd. (e)	662,200	6,688
DealerTrack Holdings, Inc. (a)(d)	1,012,233	15,771
Goldleaf Financial Solutions, Inc. (a)(e)	1,519,807	2,584
Groupe Open SA (d)(e)	1,061,016	16,842
LBI International AB (a)(d)	736,100	2,181
		64,105
IT Services - 8.7%
Alliance Data Systems Corp. (a)(d)	2,455,372	157,515
CACI International, Inc. Class A (a)	355,448	15,981
CyberSource Corp. (a)	954,771	16,947
Devoteam SA (d)(e)	716,000	23,985
ExlService Holdings, Inc. (a)	1,040,528	15,660
Metavante Holding Co. (a)	178,302	3,969
Perot Systems Corp. Class A (a)	5,455,722	91,220
RDM Corp. (a)(e)	1,996,800	1,970
SI International, Inc. (a)	340,940	6,232
		333,479
Semiconductors & Semiconductor Equipment - 8.7%
Advanced Analogic Technologies, Inc. (a)	1,698,888	7,016
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ARM Holdings PLC sponsored ADR	3,000,000	$ 17,010
Asyst Technologies, Inc. (a)	2,000,054	8,660
Atmel Corp. (a)	8,397,551	29,643
Cirrus Logic, Inc. (a)	1,563,378	8,880
Credence Systems Corp. (a)	5,001,078	6,401
Cymer, Inc. (a)(d)	550,280	14,577
Cypress Semiconductor Corp. (a)	829,000	22,590
Eagle Test Systems, Inc. (a)	431,073	5,345
FormFactor, Inc. (a)	1,066,065	18,550
Himax Technologies, Inc. sponsored ADR	9,963,318	37,861
KLA-Tencor Corp.	250,000	9,398
Kulicke & Soffa Industries, Inc. (a)	2,000,166	12,721
LDK Solar Co. Ltd. sponsored ADR (a)(d)	600,000	20,202
LTX Corp. (a)	2,553,220	5,566
Micron Technology, Inc. (a)	3,000,000	14,490
MIPS Technologies, Inc. (a)(e)	4,389,555	16,680
Nanometrics, Inc. (a)	49,873	218
Novellus Systems, Inc. (a)(d)	925,000	18,842
ON Semiconductor Corp. (a)	1,555,071	14,602
PDF Solutions, Inc. (a)(e)	2,815,641	12,811
Photronics, Inc. (a)	1,595,228	6,780
Rudolph Technologies, Inc. (a)(e)	1,993,177	17,400
Veeco Instruments, Inc. (a)(d)	500,004	8,140
		334,383
TOTAL INFORMATION TECHNOLOGY		1,013,279
MATERIALS - 3.3%
Chemicals - 0.1%
Nippon Parkerizing Co. Ltd.	196,000	3,061
Metals & Mining - 2.8%
Advanced Metallurgical Group NV	328,000	26,846
Compass Minerals International, Inc.	370,830	28,035
Lihir Gold Ltd. (a)	14,065,000	36,025
Lihir Gold Ltd. sponsored ADR (a)	118,500	3,090
Silver Wheaton Corp. (a)	1,100,000	14,128
		108,124
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Paper & Forest Products - 0.4%
Schweitzer-Mauduit International, Inc.	680,600	$ 12,666
Stella-Jones, Inc.	181,080	5,278
		17,944
TOTAL MATERIALS		129,129
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Cbeyond, Inc. (a)	1,003,179	17,235
UTILITIES - 1.0%
Independent Power Producers & Energy Traders - 1.0%
Clipper Windpower PLC (a)	2,210,331	17,781
Plambeck Neue Energien AG (a)(d)(e)	4,124,000	19,576
		37,357
TOTAL COMMON STOCKS (Cost $3,744,541)		3,725,750
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
LifeMasters Supported SelfCare, Inc.:
Series F (f)	461,818	1,893
Series H (f)	46,051	368
		2,261
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Health Care Technology - 0.0%
Lifeoutcomes, Inc. Series A (f)	39,076	0
TOTAL PREFERRED STOCKS (Cost $11,433)		2,261
Money Market Funds - 10.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 2.35% (b)	115,923,526	$ 115,924
Fidelity Securities Lending Cash Central Fund, 2.37% (b)(c)	274,222,612	274,223
TOTAL MONEY MARKET FUNDS (Cost $390,147)		390,147
Cash Equivalents - 0.2%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 2.07%, dated 7/31/08 due 8/1/08 (Collateralized by U.S. Treasury Obligations) # (Cost $6,674)	$ 6,674	6,674
TOTAL INVESTMENT PORTFOLIO - 107.4% (Cost $4,152,795)		4,124,832
NET OTHER ASSETS - (7.4)%		(284,619)
NET ASSETS - 100%		$ 3,840,213
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,262,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
LifeMasters Supported SelfCare, Inc. Series F	6/24/02	$ 5,100
LifeMasters Supported SelfCare, Inc. Series H	12/17/07	$ 368
Lifeoutcomes, Inc. Series A	5/31/06	$ 5,965
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$6,674,000 due 8/01/08 at 2.07%
Banc of America Securities LLC	$ 1,327
Barclays Capital, Inc.	1,857
ING Financial Markets LLC	1,485
Lehman Brothers, Inc.	2,005
$ 6,674
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,429
Fidelity Securities Lending Cash Central Fund	1,087
Total	$ 2,516
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Alliance Fiber Optic Products, Inc.	$ 4,083	$ -	$ 306	$ -	$ 3,752
Amerigon, Inc.	25,041	-	-	-	11,292
Bell Microproducts, Inc.	4,068	-	5,159	-	-
BioLase Technology, Inc.	4,561	-	5,007	-	-
Carmike Cinemas, Inc.	10,521	-	-	225	8,417
Carriage Services, Inc. Class A	9,838	-	8,197	-	-
Celadon Group, Inc.	24,452	-	-	-	31,439
Chiquita Brands International, Inc.	-	53,216	-	-	53,402
CryptoLogic Ltd.	11,721	1,521	-	63	6,688
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
DDi Corp.	$ 9,439	$ -	$ 217	$ -	$ 10,386
DEI Holdings, Inc.	-	-	911	-	3,457
Devoteam SA	23,652	-	-	282	23,985
Directed Electronics, Inc.	5,001	-	-	-	-
ENGlobal Corp.	20,949	-	6,705	-	19,552
Famous Dave's of America, Inc.	8,538	-	68	-	7,980
Forward Air Corp.	56,531	23,990	-	116	84,213
Frozen Food Express Industries, Inc.	13,283	-	-	52	12,447
Goldleaf Financial Solutions, Inc.	2,459	-	32	-	2,584
Groupe Open SA	17,259	-	-	285	16,842
InnerWorkings, Inc.	55,937	589	-	-	49,043
Intermap Technologies Corp.	15,725	-	12,289	-	-
Knight Transportation, Inc.	96,202	-	20,848	181	85,510
Lee Enterprises, Inc.	20,042	-	13,491	493	-
Marten Transport Ltd.	31,442	-	-	-	40,160
Medialink Worldwide, Inc.	711	-	302	-	-
Medtox Scientific, Inc.	13,298	-	-	-	12,032
MIPS Technologies, Inc.	19,929	-	-	-	16,680
Mothers Work, Inc.	7,381	-	7,203	-	-
New Frontier Media, Inc.	10,538	-	-	-	6,704
Next Fifteen Communications Group PLC	3,841	-	3,632	31	-
Nord Anglia Education PLC	11,628	-	18,974	-	-
Oplink Communications, Inc.	15,383	31	-	-	17,435
P.A.M. Transportation Services, Inc.	12,193	-	3,005	-	8,005
PDF Solutions, Inc.	13,459	-	-	-	12,811
Perot Systems Corp. Class A	101,687	-	17,629	-	-
Plambeck Neue Energien AG	19,958	-	-	-	19,576
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Quality Distribution, Inc.	$ 6,174	$ 402	$ 1,303	$ -	$ 4,059
Quicksilver Gas Services LP	-	12,390	-	219	13,184
RDM Corp.	3,092	-	78	-	1,970
Renovo Group PLC	-	6,721	-	-	10,295
Rudolph Technologies, Inc.	20,251	-	-	-	17,400
Saia, Inc.	12,995	-	15,166	-	-
Shoe Carnival, Inc.	11,908	988	-	-	14,193
SI International, Inc.	16,066	-	6,781	-	-
Sinclair Broadcast Group, Inc. Class A	46,440	-	22,768	857	-
SMART Modular Technologies (WWH), Inc.	27,220	2,713	-	-	19,605
SourceForge, Inc.	12,080	-	9,121	-	-
The Geo Group, Inc.	99,537	-	-	-	90,467
Triumph Group, Inc.	55,678	-	57,235	18	-
USA Truck, Inc.	12,152	-	12,290	-	-
Xantrex Technology, Inc.	6,674	10,031	-	-	25,324
Total	$ 1,031,017	$ 112,592	$ 248,717	$ 2,822	$ 760,889
Other Information

The following is a summary of the inputs used, as of July 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 4,124,832	$ 3,710,920	$ 411,651	$ 2,261
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities (Amounts in thousands)
Beginning Balance	$ 2,261
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 2,261

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $4,176,613,000. Net unrealized depreciation aggregated $51,781,000, of which $487,048,000 related to appreciated investment securities and $538,829,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Spartan® 500 Index Fund

July 31, 2008

1.804880.104

SMI-QTLY-0908

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.9%
Auto Components - 0.2%
Johnson Controls, Inc.	819,936	$ 24,729
The Goodyear Tire & Rubber Co. (a)	332,390	6,525
		31,254
Automobiles - 0.2%
Ford Motor Co. (a)(d)	3,097,810	14,869
General Motors Corp. (d)	782,265	8,660
Harley-Davidson, Inc. (d)	326,854	12,368
		35,897
Distributors - 0.1%
Genuine Parts Co.	226,350	9,079
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A (non-vtg.) (a)	179,594	11,187
H&R Block, Inc.	449,569	10,938
		22,125
Hotels, Restaurants & Leisure - 1.3%
Carnival Corp. unit	603,493	22,293
Darden Restaurants, Inc.	193,507	6,303
International Game Technology	427,780	9,287
Marriott International, Inc. Class A	415,220	10,758
McDonald's Corp.	1,566,213	93,644
Starbucks Corp. (a)	1,005,890	14,777
Starwood Hotels & Resorts Worldwide, Inc.	257,956	8,845
Wendy's International, Inc.	121,109	2,779
Wyndham Worldwide Corp.	244,393	4,384
Yum! Brands, Inc.	654,562	23,446
		196,516
Household Durables - 0.4%
Black & Decker Corp.	84,466	5,070
Centex Corp.	170,619	2,505
D.R. Horton, Inc. (d)	379,705	4,222
Fortune Brands, Inc.	212,353	12,170
Harman International Industries, Inc.	80,391	3,310
KB Home (d)	106,441	1,872
Leggett & Platt, Inc.	229,821	4,482
Lennar Corp. Class A	193,232	2,338
Newell Rubbermaid, Inc.	382,598	6,324
Pulte Homes, Inc.	295,165	3,604
Snap-On, Inc.	79,657	4,484
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
The Stanley Works	108,303	$ 4,817
Whirlpool Corp. (d)	103,804	7,858
		63,056
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)	427,066	32,602
Expedia, Inc. (a)(d)	288,728	5,650
IAC/InterActiveCorp (a)	250,378	4,372
		42,624
Leisure Equipment & Products - 0.1%
Eastman Kodak Co.	398,230	5,830
Hasbro, Inc.	191,557	7,417
Mattel, Inc.	500,068	10,026
		23,273
Media - 2.6%
CBS Corp. Class B	940,974	15,394
Comcast Corp. Class A	4,091,164	84,360
Gannett Co., Inc. (d)	315,979	5,726
Interpublic Group of Companies, Inc. (a)	652,096	5,732
McGraw-Hill Companies, Inc.	443,946	18,055
Meredith Corp. (d)	51,143	1,307
News Corp. Class A	3,182,051	44,962
Omnicom Group, Inc.	442,564	18,893
Scripps Networks Interactive, Inc. Class A	124,023	5,028
The DIRECTV Group, Inc. (a)(d)	981,602	26,523
The New York Times Co. Class A (d)	198,659	2,501
The Walt Disney Co.	2,632,423	79,894
Time Warner, Inc.	4,944,249	70,802
Viacom, Inc. Class B (non-vtg.) (a)	874,313	24,420
Washington Post Co. Class B	8,030	4,965
		408,562
Multiline Retail - 0.7%
Big Lots, Inc. (a)(d)	112,790	3,436
Dillard's, Inc. Class A (d)	79,053	799
Family Dollar Stores, Inc.	193,020	4,497
JCPenney Co., Inc.	306,794	9,458
Kohl's Corp. (a)	423,804	17,762
Macy's, Inc.	580,980	10,928
Nordstrom, Inc.	242,753	6,977
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Sears Holdings Corp. (a)(d)	96,675	$ 7,831
Target Corp.	1,075,666	48,652
		110,340
Specialty Retail - 1.5%
Abercrombie & Fitch Co. Class A	120,089	6,631
AutoNation, Inc. (a)(d)	185,015	1,909
AutoZone, Inc. (a)	59,399	7,739
Bed Bath & Beyond, Inc. (a)	357,758	9,956
Best Buy Co., Inc.	477,947	18,984
Gamestop Corp. Class A (a)	223,436	9,051
Gap, Inc.	620,188	9,997
Home Depot, Inc.	2,344,802	55,877
Limited Brands, Inc.	413,820	6,824
Lowe's Companies, Inc.	2,022,516	41,098
Office Depot, Inc. (a)	377,353	2,566
RadioShack Corp.	181,276	3,024
Sherwin-Williams Co.	136,583	7,273
Staples, Inc.	970,133	21,828
Tiffany & Co., Inc.	174,060	6,578
TJX Companies, Inc.	586,817	19,782
		229,117
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc. (a)	471,579	12,030
Jones Apparel Group, Inc.	119,646	2,003
Liz Claiborne, Inc.	130,963	1,712
NIKE, Inc. Class B	524,205	30,760
Polo Ralph Lauren Corp. Class A (d)	79,673	4,714
VF Corp.	120,631	8,635
		59,854
TOTAL CONSUMER DISCRETIONARY		1,231,697
CONSUMER STAPLES - 11.1%
Beverages - 2.5%
Anheuser-Busch Companies, Inc.	985,268	66,762
Brown-Forman Corp. Class B (non-vtg.)	116,540	8,386
Coca-Cola Enterprises, Inc.	397,483	6,729
Constellation Brands, Inc. Class A (sub. vtg.) (a)	269,974	5,810
Molson Coors Brewing Co. Class B	193,368	10,436
Pepsi Bottling Group, Inc.	187,055	5,209
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	2,191,527	$ 145,868
The Coca-Cola Co.	2,760,137	142,147
		391,347
Food & Staples Retailing - 2.8%
Costco Wholesale Corp.	598,639	37,523
CVS Caremark Corp.	1,974,996	72,087
Kroger Co.	914,144	25,852
Safeway, Inc.	605,192	16,171
SUPERVALU, Inc. (d)	293,312	7,515
Sysco Corp.	829,911	23,536
Wal-Mart Stores, Inc.	3,214,974	188,462
Walgreen Co.	1,368,532	46,995
Whole Foods Market, Inc. (d)	193,728	4,295
		422,436
Food Products - 1.6%
Archer Daniels Midland Co.	889,720	25,473
Campbell Soup Co.	297,733	10,832
ConAgra Foods, Inc.	628,612	13,628
Dean Foods Co. (a)	209,942	4,472
General Mills, Inc.	462,925	29,808
H.J. Heinz Co.	435,447	21,938
Hershey Co.	232,145	8,536
Kellogg Co. (d)	350,696	18,608
Kraft Foods, Inc. Class A	2,094,728	66,654
McCormick & Co., Inc. (non-vtg.)	177,124	7,103
Sara Lee Corp.	975,917	13,331
Tyson Foods, Inc. Class A	377,795	5,629
Wm. Wrigley Jr. Co.	296,640	23,423
		249,435
Household Products - 2.4%
Clorox Co.	190,456	10,380
Colgate-Palmolive Co.	701,649	52,111
Kimberly-Clark Corp.	578,159	33,435
Procter & Gamble Co.	4,218,362	276,218
		372,144
Personal Products - 0.2%
Avon Products, Inc.	589,660	25,002
Estee Lauder Companies, Inc. Class A	158,037	6,969
		31,971
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 1.6%
Altria Group, Inc.	2,893,776	$ 58,888
Lorillard, Inc. (a)	240,312	16,127
Philip Morris International, Inc.	2,914,474	150,533
Reynolds American, Inc.	236,667	13,213
UST, Inc. (d)	204,269	10,747
		249,508
TOTAL CONSUMER STAPLES		1,716,841
ENERGY - 13.9%
Energy Equipment & Services - 3.2%
Baker Hughes, Inc.	425,597	35,286
BJ Services Co.	406,049	11,938
Cameron International Corp. (a)	299,368	14,298
ENSCO International, Inc.	199,445	13,790
Halliburton Co.	1,205,374	54,025
Nabors Industries Ltd. (a)(d)	388,978	14,182
National Oilwell Varco, Inc. (a)	573,653	45,106
Noble Corp.	371,355	19,262
Rowan Companies, Inc.	155,594	6,193
Schlumberger Ltd. (NY Shares)	1,648,509	167,489
Smith International, Inc.	277,583	20,647
Transocean, Inc. (a)	440,591	59,934
Weatherford International Ltd. (a)	938,993	35,428
		497,578
Oil, Gas & Consumable Fuels - 10.7%
Anadarko Petroleum Corp.	646,814	37,457
Apache Corp.	460,926	51,702
Cabot Oil & Gas Corp.	135,088	5,945
Chesapeake Energy Corp.	664,539	33,327
Chevron Corp.	2,857,926	241,666
ConocoPhillips	2,131,226	173,951
CONSOL Energy, Inc.	252,536	18,786
Devon Energy Corp.	616,470	58,497
El Paso Corp.	970,415	17,400
EOG Resources, Inc.	343,090	34,491
Exxon Mobil Corp.	7,300,572	587,184
Hess Corp.	388,230	39,367
Marathon Oil Corp.	978,179	48,391
Massey Energy Co.	111,217	8,258
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Murphy Oil Corp.	262,499	$ 20,929
Noble Energy, Inc.	237,948	17,577
Occidental Petroleum Corp.	1,134,016	89,394
Peabody Energy Corp.	375,151	25,379
Range Resources Corp.	213,495	10,367
Southwestern Energy Co. (a)	472,496	17,156
Spectra Energy Corp.	874,566	23,762
Sunoco, Inc.	161,459	6,557
Tesoro Corp. (d)	190,301	2,938
Valero Energy Corp.	730,242	24,397
Williams Companies, Inc.	807,488	25,880
XTO Energy, Inc.	741,590	35,025
		1,655,783
TOTAL ENERGY		2,153,361
FINANCIALS - 15.1%
Capital Markets - 2.9%
American Capital Ltd. (d)	280,346	5,697
Ameriprise Financial, Inc.	306,951	13,045
Bank of New York Mellon Corp.	1,580,433	56,105
Charles Schwab Corp.	1,283,101	29,370
E*TRADE Financial Corp. (a)(d)	653,638	1,974
Federated Investors, Inc. Class B (non-vtg.)	119,731	3,934
Franklin Resources, Inc.	215,555	21,687
Goldman Sachs Group, Inc.	544,677	100,242
Janus Capital Group, Inc.	202,441	6,142
Legg Mason, Inc.	195,000	7,868
Lehman Brothers Holdings, Inc. (d)	962,568	16,691
Merrill Lynch & Co., Inc.	1,886,501	50,275
Morgan Stanley	1,529,779	60,396
Northern Trust Corp.	264,624	20,686
State Street Corp.	589,475	42,230
T. Rowe Price Group, Inc.	358,832	21,476
		457,818
Commercial Banks - 2.6%
BB&T Corp. (d)	755,584	21,171
Comerica, Inc. (d)	207,937	5,972
Fifth Third Bancorp	794,172	11,095
First Horizon National Corp. (d)	258,085	2,426
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Huntington Bancshares, Inc. (d)	505,997	$ 3,552
KeyCorp	670,858	7,078
M&T Bank Corp. (d)	106,501	7,496
Marshall & Ilsley Corp. (d)	358,129	5,444
National City Corp. (d)	1,050,545	4,969
PNC Financial Services Group, Inc.	477,866	34,067
Regions Financial Corp. (d)	960,028	9,101
SunTrust Banks, Inc.	486,441	19,973
U.S. Bancorp, Delaware	2,404,970	73,616
Wachovia Corp.	2,953,769	51,012
Wells Fargo & Co.	4,563,294	138,131
Zions Bancorp	148,608	4,350
		399,453
Consumer Finance - 0.6%
American Express Co.	1,600,598	59,414
Capital One Financial Corp.	518,412	21,701
Discover Financial Services	662,289	9,703
SLM Corp. (a)	645,041	11,050
		101,868
Diversified Financial Services - 4.0%
Bank of America Corp.	6,299,345	207,248
CIT Group, Inc.	390,498	3,311
Citigroup, Inc.	7,522,292	140,592
CME Group, Inc. (d)	75,326	27,127
IntercontinentalExchange, Inc. (a)	97,505	9,731
JPMorgan Chase & Co.	4,771,178	193,853
Leucadia National Corp.	244,367	10,940
Moody's Corp. (d)	280,628	9,769
NYSE Euronext	366,155	17,297
		619,868
Insurance - 3.4%
AFLAC, Inc.	656,783	36,524
Allstate Corp.	761,010	35,174
American International Group, Inc.	3,715,123	96,779
Aon Corp.	412,755	18,904
Assurant, Inc.	132,319	7,955
Cincinnati Financial Corp.	225,445	6,276
Genworth Financial, Inc. Class A (non-vtg.)	598,100	9,552
Hartford Financial Services Group, Inc.	434,843	27,565
Lincoln National Corp.	358,283	17,090
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Loews Corp.	500,269	$ 22,292
Marsh & McLennan Companies, Inc.	706,859	19,969
MBIA, Inc. (d)	293,272	1,739
MetLife, Inc.	981,442	49,828
Principal Financial Group, Inc. (d)	357,722	15,207
Progressive Corp.	936,129	18,957
Prudential Financial, Inc.	602,429	41,550
SAFECO Corp.	124,229	8,219
The Chubb Corp.	505,001	24,260
The Travelers Companies, Inc.	835,529	36,864
Torchmark Corp.	124,082	7,203
Unum Group	478,558	11,562
XL Capital Ltd. Class A	420,096	7,516
		520,985
Real Estate Investment Trusts - 1.2%
Apartment Investment & Management Co. Class A	124,001	4,237
AvalonBay Communities, Inc. (d)	106,359	10,605
Boston Properties, Inc.	165,392	15,909
Developers Diversified Realty Corp.	165,505	5,290
Equity Residential (SBI)	373,757	16,135
General Growth Properties, Inc. (d)	369,600	10,131
HCP, Inc.	324,559	11,707
Host Hotels & Resorts, Inc.	721,567	9,460
Kimco Realty Corp.	350,551	12,371
Plum Creek Timber Co., Inc.	236,424	11,519
ProLogis Trust	362,221	17,705
Public Storage	170,612	13,971
Simon Property Group, Inc.	310,548	28,766
Vornado Realty Trust	186,760	17,755
		185,561
Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc. Class A (a)	240,229	3,375
Thrifts & Mortgage Finance - 0.4%
Fannie Mae	1,470,589	16,912
Freddie Mac (d)	893,587	7,301
Hudson City Bancorp, Inc.	717,292	13,098
MGIC Investment Corp.	172,803	1,106
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Sovereign Bancorp, Inc. (d)	661,969	$ 6,302
Washington Mutual, Inc. (d)	2,050,565	10,930
		55,649
TOTAL FINANCIALS		2,344,577
HEALTH CARE - 12.5%
Biotechnology - 1.7%
Amgen, Inc. (a)	1,504,270	94,212
Biogen Idec, Inc. (a)	404,874	28,244
Celgene Corp. (a)	602,244	45,463
Genzyme Corp. (a)	369,351	28,311
Gilead Sciences, Inc. (a)	1,274,591	68,802
		265,032
Health Care Equipment & Supplies - 2.2%
Baxter International, Inc.	866,860	59,475
Becton, Dickinson & Co.	337,230	28,634
Boston Scientific Corp. (a)	1,860,665	22,123
C.R. Bard, Inc.	137,173	12,735
Covidien Ltd.	690,266	33,989
Hospira, Inc. (a)	219,824	8,388
Intuitive Surgical, Inc. (a)	53,478	16,647
Medtronic, Inc.	1,551,706	81,977
St. Jude Medical, Inc. (a)(d)	468,206	21,809
Stryker Corp.	330,010	21,183
Varian Medical Systems, Inc. (a)	173,573	10,414
Zimmer Holdings, Inc. (a)	319,855	22,041
		339,415
Health Care Providers & Services - 2.0%
Aetna, Inc.	669,857	27,471
AmerisourceBergen Corp.	222,476	9,315
Cardinal Health, Inc.	493,084	26,493
CIGNA Corp.	388,006	14,364
Coventry Health Care, Inc. (a)	209,561	7,412
DaVita, Inc. (a)	144,666	8,080
Express Scripts, Inc. (a)(d)	347,011	24,478
Humana, Inc. (a)	233,803	10,266
Laboratory Corp. of America Holdings (a)	153,785	10,393
McKesson Corp.	383,121	21,451
Medco Health Solutions, Inc. (a)	700,058	34,709
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Patterson Companies, Inc. (a)	167,651	$ 5,236
Quest Diagnostics, Inc. (d)	218,050	11,592
Tenet Healthcare Corp. (a)	662,015	3,833
UnitedHealth Group, Inc.	1,697,722	47,672
WellPoint, Inc. (a)	727,028	38,133
		300,898
Health Care Technology - 0.0%
IMS Health, Inc.	250,556	5,237
Life Sciences Tools & Services - 0.4%
Applied Biosystems, Inc.	233,046	8,606
Millipore Corp. (a)	76,120	5,355
PerkinElmer, Inc.	163,587	4,760
Thermo Fisher Scientific, Inc. (a)	577,847	34,971
Waters Corp. (a)	138,315	9,397
		63,089
Pharmaceuticals - 6.2%
Abbott Laboratories	2,132,399	120,139
Allergan, Inc.	424,895	22,065
Barr Pharmaceuticals, Inc. (a)	149,313	9,852
Bristol-Myers Squibb Co.	2,735,245	57,768
Eli Lilly & Co.	1,366,751	64,388
Forest Laboratories, Inc. (a)	421,089	14,953
Johnson & Johnson	3,893,945	266,618
King Pharmaceuticals, Inc. (a)(d)	340,758	3,922
Merck & Co., Inc.	2,965,895	97,578
Mylan, Inc. (d)	420,662	5,456
Pfizer, Inc.	9,347,590	174,520
Schering-Plough Corp.	2,240,336	47,226
Watson Pharmaceuticals, Inc. (a)	144,308	4,172
Wyeth	1,842,296	74,650
		963,307
TOTAL HEALTH CARE		1,936,978
INDUSTRIALS - 11.3%
Aerospace & Defense - 2.7%
General Dynamics Corp.	550,602	49,081
Goodrich Corp.	172,818	8,492
Honeywell International, Inc.	1,024,577	52,089
L-3 Communications Holdings, Inc.	169,484	16,726
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Lockheed Martin Corp.	466,721	$ 48,693
Northrop Grumman Corp.	472,626	31,850
Precision Castparts Corp.	192,470	17,982
Raytheon Co.	584,472	33,274
Rockwell Collins, Inc.	222,101	11,036
The Boeing Co.	1,038,296	63,450
United Technologies Corp.	1,344,693	86,033
		418,706
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	235,815	11,366
Expeditors International of Washington, Inc.	294,712	10,465
FedEx Corp.	428,421	33,777
United Parcel Service, Inc. Class B	1,410,536	88,977
		144,585
Airlines - 0.1%
Southwest Airlines Co.	1,011,083	15,763
Building Products - 0.1%
Masco Corp.	499,767	8,241
Commercial Services & Supplies - 0.5%
Allied Waste Industries, Inc. (a)	466,068	5,639
Avery Dennison Corp.	147,127	6,475
Cintas Corp.	180,496	5,133
Equifax, Inc.	178,961	6,280
Monster Worldwide, Inc. (a)	171,734	3,047
Pitney Bowes, Inc.	286,811	9,089
R.R. Donnelley & Sons Co.	293,339	7,832
Robert Half International, Inc.	219,439	5,550
Waste Management, Inc.	677,978	24,095
		73,140
Construction & Engineering - 0.2%
Fluor Corp.	245,124	19,941
Jacobs Engineering Group, Inc. (a)	168,300	13,016
		32,957
Electrical Equipment - 0.5%
Cooper Industries Ltd. Class A	240,438	10,139
Emerson Electric Co.	1,078,801	52,538
Rockwell Automation, Inc.	202,757	9,025
		71,702
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 3.2%
3M Co.	973,127	$ 68,498
General Electric Co.	13,772,130	389,614
Textron, Inc.	344,378	14,970
Tyco International Ltd.	666,319	29,691
		502,773
Machinery - 1.9%
Caterpillar, Inc.	849,437	59,053
Cummins, Inc.	280,650	18,618
Danaher Corp.	351,985	28,036
Deere & Co.	595,450	41,777
Dover Corp.	261,661	12,986
Eaton Corp.	227,431	16,157
Illinois Tool Works, Inc.	548,976	25,720
Ingersoll-Rand Co. Ltd. Class A	439,106	15,808
ITT Corp.	251,036	16,809
Manitowoc Co., Inc.	179,641	4,735
PACCAR, Inc.	504,535	21,221
Pall Corp.	165,635	6,695
Parker Hannifin Corp.	231,757	14,295
Terex Corp. (a)	138,586	6,559
		288,469
Road & Rail - 1.2%
Burlington Northern Santa Fe Corp.	405,106	42,184
CSX Corp.	559,442	37,807
Norfolk Southern Corp.	519,187	37,340
Ryder System, Inc.	79,446	5,240
Union Pacific Corp.	713,998	58,862
		181,433
Trading Companies & Distributors - 0.0%
W.W. Grainger, Inc.	89,854	8,043
TOTAL INDUSTRIALS		1,745,812
INFORMATION TECHNOLOGY - 16.3%
Communications Equipment - 2.6%
Ciena Corp. (a)	124,569	2,575
Cisco Systems, Inc. (a)	8,161,992	179,482
Corning, Inc.	2,176,072	43,543
JDS Uniphase Corp. (a)	317,563	3,471
Juniper Networks, Inc. (a)	725,333	18,880
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Motorola, Inc.	3,116,082	$ 26,923
QUALCOMM, Inc.	2,236,572	123,772
Tellabs, Inc. (a)	549,122	2,822
		401,468
Computers & Peripherals - 4.8%
Apple, Inc. (a)	1,218,154	193,626
Dell, Inc. (a)	2,792,378	68,609
EMC Corp. (a)	2,856,337	42,874
Hewlett-Packard Co.	3,407,579	152,660
International Business Machines Corp.	1,897,760	242,875
Lexmark International, Inc. Class A (a)	131,541	4,614
NetApp, Inc. (a)	474,653	12,127
QLogic Corp. (a)	183,167	3,451
SanDisk Corp. (a)	310,527	4,378
Sun Microsystems, Inc. (a)	1,080,205	11,483
Teradata Corp. (a)	248,295	5,815
		742,512
Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc. (a)	497,567	17,942
Jabil Circuit, Inc.	289,012	4,699
Molex, Inc.	192,358	4,719
Tyco Electronics Ltd.	660,494	21,889
		49,249
Internet Software & Services - 1.6%
Akamai Technologies, Inc. (a)	232,460	5,426
eBay, Inc. (a)	1,527,362	38,444
Google, Inc. Class A (sub. vtg.) (a)	321,151	152,145
VeriSign, Inc. (a)(d)	269,029	8,754
Yahoo!, Inc. (a)	1,901,016	37,811
		242,580
IT Services - 1.1%
Affiliated Computer Services, Inc. Class A (a)	133,184	6,419
Automatic Data Processing, Inc.	716,307	30,593
Cognizant Technology Solutions Corp. Class A (a)	399,155	11,204
Computer Sciences Corp. (a)	208,831	9,892
Convergys Corp. (a)	170,729	2,168
Electronic Data Systems Corp.	694,768	17,237
Fidelity National Information Services, Inc.	237,244	4,496
Fiserv, Inc. (a)	226,512	10,832
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
MasterCard, Inc. Class A	100,562	$ 24,552
Paychex, Inc.	443,142	14,588
The Western Union Co.	1,022,434	28,260
Total System Services, Inc.	273,834	5,362
Unisys Corp. (a)	492,241	1,816
		167,419
Office Electronics - 0.1%
Xerox Corp.	1,242,341	16,946
Semiconductors & Semiconductor Equipment - 2.4%
Advanced Micro Devices, Inc. (a)(d)	838,146	3,529
Altera Corp.	414,228	9,092
Analog Devices, Inc.	400,865	12,230
Applied Materials, Inc.	1,872,842	32,438
Broadcom Corp. Class A (a)	617,987	15,011
Intel Corp.	7,914,477	175,622
KLA-Tencor Corp.	234,976	8,833
Linear Technology Corp.	306,552	9,518
LSI Corp. (a)(d)	880,774	6,113
MEMC Electronic Materials, Inc. (a)	314,676	14,541
Microchip Technology, Inc.	255,551	8,160
Micron Technology, Inc. (a)	1,051,259	5,078
National Semiconductor Corp.	298,224	6,248
Novellus Systems, Inc. (a)	137,981	2,811
NVIDIA Corp. (a)	766,486	8,769
Teradyne, Inc. (a)	237,074	2,221
Texas Instruments, Inc.	1,827,647	44,558
Xilinx, Inc.	385,863	9,581
		374,353
Software - 3.4%
Adobe Systems, Inc. (a)	734,829	30,385
Autodesk, Inc. (a)	309,433	9,868
BMC Software, Inc. (a)	263,912	8,680
CA, Inc.	539,466	12,872
Citrix Systems, Inc. (a)	253,593	6,756
Compuware Corp. (a)	361,533	3,977
Electronic Arts, Inc. (a)	439,964	18,998
Intuit, Inc. (a)	443,542	12,122
Microsoft Corp.	11,066,771	284,637
Novell, Inc. (a)	488,946	2,723
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Oracle Corp. (a)	5,480,823	$ 118,002
Symantec Corp. (a)	1,160,811	24,458
		533,478
TOTAL INFORMATION TECHNOLOGY		2,528,005
MATERIALS - 3.7%
Chemicals - 2.1%
Air Products & Chemicals, Inc.	291,077	27,713
Ashland, Inc.	77,391	3,233
Dow Chemical Co.	1,285,580	42,823
E.I. du Pont de Nemours & Co.	1,244,521	54,522
Eastman Chemical Co.	105,335	6,316
Ecolab, Inc.	242,464	10,838
Hercules, Inc.	156,290	3,134
International Flavors & Fragrances, Inc.	111,232	4,474
Monsanto Co.	758,244	90,314
PPG Industries, Inc.	226,734	13,749
Praxair, Inc.	432,639	40,551
Rohm & Haas Co.	173,314	12,999
Sigma Aldrich Corp.	178,123	10,819
		321,485
Construction Materials - 0.1%
Vulcan Materials Co. (d)	151,217	9,707
Containers & Packaging - 0.1%
Ball Corp.	135,102	6,023
Bemis Co., Inc.	137,688	3,877
Pactiv Corp. (a)	180,708	4,357
Sealed Air Corp.	221,271	4,802
		19,059
Metals & Mining - 1.2%
AK Steel Holding Corp.	154,667	9,821
Alcoa, Inc.	1,126,214	38,010
Allegheny Technologies, Inc.	139,697	6,606
Freeport-McMoRan Copper & Gold, Inc. Class B	529,502	51,229
Newmont Mining Corp.	627,336	30,087
Nucor Corp.	433,251	24,791
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Titanium Metals Corp. (d)	135,066	$ 1,521
United States Steel Corp.	162,647	26,082
		188,147
Paper & Forest Products - 0.2%
International Paper Co.	590,857	16,379
MeadWestvaco Corp.	240,037	6,435
Weyerhaeuser Co.	291,896	15,605
		38,419
TOTAL MATERIALS		576,817
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 2.7%
AT&T, Inc.	8,208,783	252,913
CenturyTel, Inc.	145,699	5,419
Embarq Corp.	203,863	9,331
Frontier Communications Corp.	448,011	5,179
Qwest Communications International, Inc.	2,102,334	8,052
Verizon Communications, Inc.	3,938,762	134,075
Windstream Corp.	618,017	7,367
		422,336
Wireless Telecommunication Services - 0.4%
American Tower Corp. Class A (a)	547,953	22,959
Sprint Nextel Corp.	3,939,283	32,066
		55,025
TOTAL TELECOMMUNICATION SERVICES		477,361
UTILITIES - 3.7%
Electric Utilities - 2.2%
Allegheny Energy, Inc.	232,171	11,237
American Electric Power Co., Inc.	554,885	21,918
Duke Energy Corp.	1,747,341	30,718
Edison International	450,179	21,762
Entergy Corp.	264,603	28,291
Exelon Corp.	906,411	71,262
FirstEnergy Corp.	421,196	30,979
FPL Group, Inc.	563,906	36,389
Pepco Holdings, Inc.	278,272	6,940
Pinnacle West Capital Corp.	139,048	4,668
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
PPL Corp.	515,432	$ 24,205
Progress Energy, Inc.	361,072	15,277
Southern Co.	1,060,070	37,516
		341,162
Gas Utilities - 0.1%
Nicor, Inc.	62,369	2,484
Questar Corp.	239,436	12,661
		15,145
Independent Power Producers & Energy Traders - 0.2%
AES Corp. (a)	928,253	14,982
Constellation Energy Group, Inc.	246,472	20,497
Dynegy, Inc. Class A (a)	686,502	4,620
		40,099
Multi-Utilities - 1.2%
Ameren Corp.	289,435	11,893
CenterPoint Energy, Inc.	453,569	7,153
CMS Energy Corp.	311,277	4,202
Consolidated Edison, Inc.	376,705	14,955
Dominion Resources, Inc.	798,627	35,283
DTE Energy Co.	225,426	9,238
Integrys Energy Group, Inc.	105,596	5,392
NiSource, Inc.	378,877	6,471
PG&E Corp.	493,631	19,020
Public Service Enterprise Group, Inc.	702,610	29,369
Sempra Energy	345,902	19,426
TECO Energy, Inc.	291,205	5,402
Xcel Energy, Inc.	595,323	11,942
		179,746
TOTAL UTILITIES		576,152
TOTAL COMMON STOCKS (Cost $12,696,220)		15,287,601
U.S. Treasury Obligations - 0.1%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 1.78% 9/25/08 (e) (Cost $15,956)	$ 16,000	15,962
Money Market Funds - 3.5%
	Shares	Value (000s)
Fidelity Cash Central Fund, 2.35% (b)	182,984,423	$ 182,984
Fidelity Securities Lending Cash Central Fund, 2.37% (b)(c)	352,883,131	352,883
TOTAL MONEY MARKET FUNDS (Cost $535,867)		535,867
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $13,248,043)		15,839,430
NET OTHER ASSETS - (2.2)%		(341,055)
NET ASSETS - 100%		$ 15,498,375
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
669 CME S&P 500 Index Contracts	Sept. 2008	$ 211,922	$ (5,821)
The face value of futures purchased as a percentage of net assets - 1.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $15,962,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,787
Fidelity Securities Lending Cash Central Fund	1,059
Total	$ 2,846
Other Information

The following is a summary of the inputs used, as of July 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 15,839,430	$ 15,823,468	$ 15,962	$ -
Other Financial Instruments*	$ (5,821)	$ (5,821)	$ -	$ -
*Other financial instruments include Futures Contracts.
Income Tax Information

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $13,291,924,000. Net unrealized appreciation aggregated $2,547,506,000, of which $4,811,200,000 related to appreciated investment securities and $2,263,694,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2008
By:	/s/Jeffrey Christian
Jeffrey Christian
Chief Financial Officer

Date:	September 29, 2008